        [LOGO] Smith Barney
               Mutual Funds



        P R O S P E C T U S


        Institutional
        Cash
        Management
        Fund

        Cash Portfolio
        Government Portfolio
        Municipal Portfolio
        Class A Shares
        ----------------------------------------
        September 28, 1999


        The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Institutional Cash Management Fund

                   Contents

Investments, risks and performance..........................................   2

Management..................................................................   9

Buying shares...............................................................  10

Exchanging shares...........................................................  11

Redeeming shares............................................................  12

Other things to know about share transactions...............................  14

Distributions, dividends and taxes..........................................  16

Share price.................................................................  17

Financial highlights........................................................  18

You should know: An investment in a portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that each portfolio will be able to maintain a stable net asset value of $1.00 per share.


                                                       Smith Barney Mutual Funds

 Investment, risks and performance

Investment objectives
Cash Portfolio and Government Portfolio each seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidi-ty. Municipal Portfolio seeks maximum current income that is exempt from fed-eral income taxes to the extent consistent with preservation of capital and the maintenance of liquidity.

Principal investment strategies

Key investments
Government Portfolio This portfolio invests exclusively in short-term U.S. gov-ernment obligations, including securities issued or guaranteed by the U.S. Gov-ernment, its agencies and instrumentalities and U.S. Treasury securities and related repurchase agreements.

Cash Portfolio This portfolio invests in high quality, U.S. dollar denominated short-term debt securities, primarily commercial paper and obligations of financial institutions such as certificates of deposit, bankers acceptances, time deposits of U.S. banks with total assets greater than $1 billion (or the equivalent in other currencies in the case of foreign banks). Either the prin-cipal amount of each obligation is fully insured by the FDIC or the issuing bank has more than $100 million of working capital or more than $1 billion of total assets. These also may include obligations issued by the U.S. government, its agencies or instrumentalities, U.S. states and municipalities and U.S. and foreign corporate issuers. The portfolio will invest at least 25% of its assets in obligations of domestic and foreign banks.

Cash Portfolio also may invest in money market securities including asset-backed securities, repurchase agreements and other short term debt securities. These securities may pay interest at fixed, floating or adjustable rates. The portfolio limits foreign investments to U.S. dollar denominated securities of issuers located in major industrialized countries.

Municipal Portfolio This portfolio invests primarily in high quality, short-term investment grade municipal securities whose interest is exempt from Fed-eral income tax. These include securities issued by any of the 50 states and their political subdivisions, agencies and public authorities (together with certain other governmental issuers such as Puerto Rico, the Virgin Islands and
Guam). As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to taxation. The municipal securities in which the fund invests include general obligation

Institutional Cash Management Fund
bonds, revenue bonds and notes, and municipal leases. These securities may pay interest at fixed, variable or floating rates. The Municipal Portfolio can invest up to 20% of its assets in securities whose interest is federally tax-able.

Minimum credit quality The portfolios invest only in high quality securities, which are those rated by a nationally recognized statistical rating organiza-tion in one of its two highest short-term rating categories or, if unrated, of equivalent quality.

Maximum maturity Each portfolio invests exclusively in securities having remaining maturities of 397 days or less. Each portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less.

Structured securities Structured securities are a type of derivative instru-ment. Municipal Portfolio may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities. These securities represent participation interests in a spe-cial purpose trust or partnership holding one or more municipal bonds and/or municipal bond interest rate swaps. A typical swap enables the trust or part-nership to exchange a municipal bond fixed interest rate for a floating or variable, short-term municipal interest rate.

Selection process
In selecting investments for the portfolios, the manager looks for:

 . The best relative values based on an analysis of yield, price, interest rate sensitivity and credit quality
 . Issuers offering minimal credit risk
 . Maturities consistent with the manager's outlook for interest rates

Principal risks of investing in the portfolios

All investments involve some degree of risk. However, each portfolio is a "money market fund" and, as such, seeks income by investing in short-term debt securities that meet strict standards established by the portfolios' Board of Directors based on special rules for money market funds adopted under federal law.

Although each portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a portfolio, or the portfolios could underperform other short-term debt instruments or money market funds if:

 . Interest rates rise sharply.

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 . An issuer or guarantor of a portfolio's securities defaults, or the security's credit rating is downgraded.
 . The manager's judgment about the value or credit quality of a particular security proves to be incorrect.

Cash Portfolio invests at least 25% of its assets in obligations of domestic and foreign banks and, as a result, is more susceptible to events affecting the banking industry. The value of Cash Portfolio's foreign securities may decline because of unfavorable government actions or political instability.

Some of Municipal Portfolio's income distributions may be, and distributions of the portfolio's gains will be, subject to federal taxation. The portfolio may realize taxable gains on the sale of its securities. Some of the portfolio's income distributions may be subject to the federal alternative minimum tax. In addition, distributions of Municipal Portfolio's income and gains generally will be subject to state income taxation.

Structured securities, unlike some derivatives, are not designed to leverage the portfolio or increase its exposure to interest rate risk. Investments in structured securities raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. These issues could be resolved in a manner that could hurt the performance of the portfolios.

Who may want to invest
Cash Portfolio and Government and Municipal Portfolio may be an appropriate investment if you:

 . Are seeking current income
 . Are looking for an investment with lower risk than most other types of port-folios

In addition to the above, Municipal Portfolio may be an appropriate investment if you:

 . Are a taxpayer in a high federal tax bracket seeking current income exempt from federal taxation
 . Are willing to accept the risks of municipal securities

Institutional Cash Management Fund

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


Risk return bar charts
The bar charts indicate the risks of investing in the portfolios by showing changes in the portfolios' performance from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. The bar charts show the performance of each of the portfolio's Class A shares for each of the past 3 calendar years.

                        Total Return for Cash Portfolio

                                  [BAR GRAPH]

                        Calendar years ended December 31

                             96       97       98
                            ----     ----     ----
                            4.98%    5.12%    5.50%


Quarterly returns:
Highest: 1.39% in 4th quarter 1997; Lowest: 1.28% in 1st quarter 1997 Year to date: 2.4% through 6/30/99

                     Total Return for Government Portfolio

                                  [BAR GRAPH]

                        Calendar years ended December 31

                             96       97       98
                            ----     ----     ----
                            4.98%    5.04%    5.36%


Quarterly returns:
Highest: 1.38% in 4th quarter 1997; Lowest: 1.26% in 4th quarter 1998 Year to date: 2.31% through 6/30/99

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

                      Total Return for Municipal Portfolio

                                  [BAR GRAPH]

                       Calendar years ended December 31

                            96       97       98
                           ----     ----     ----
                           4.86%    5.03%    3.39%


Quarterly returns:
Highest: 0.91% in 4th quarter 1997; Lowest: 0.80% in 1st quarter 1997 Year to date: 1.48% through 6/30/99

Risk return table
This table indicates the risks of investing in the portfolios by showing the average annual total return of Class A shares of the portfolios for the periods indicated. This table assumes redemption of shares at the end of the period and reinvestment of distributions and dividends.

                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1998

Fund                  1 year Since inception Inception Date
Cash Portfolio        5.50%       5.53%         6/16/95
Government Portfolio  5.36%       5.43%         6/16/95
Municipal Portfolio   3.39%       3.51%         6/16/95

* Index comparison begins on June 30, 1995.


                      7 day yield as of December 31, 1998

             Cash      Government Municipal
             Portfolio Portfolio   Portfolio
7 day yield    5.11%     4.75%      3.68%


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


Fee table
This table sets forth the fees and expenses you will pay if you invest in the portfolios' shares.

                               Shareholders fees

                                                 Cash      Government Municipal
(fees paid directly from your investment)        Portfolio Portfolio  Portfolio
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)                         None       None      None
Maximum deferred sales charge (load) (as a % of
the lower of net asset value at purchase or
redemption)                                        None       None      None

                      Annual portfolio operating expenses

                                                Cash      Government Municipal
(expenses deducted from fund assets)            Portfolio Portfolio  Portfolio
Management fee(/1/)                               0.27%     0.27%      0.27%
Distribution and service (12b-1) fees              none      none       none
Other expenses                                    0.04%     0.15%      0.12%
                                                  -----     -----      -----
Total annual portfolio operating expenses(/1/)    0.31%     0.42%      0.39%

(/1/)The manager has voluntarily agreed to limit total annual operating expenses, exclusive of certain other expenses, to .80% of each portfolio's average daily net assets. Because the manager waived a portion of the manage-ment fees, actual expenses for the prior fiscal year were:

                                         Cash      Government Municipal
                                         Portfolio Portfolio  Portfolio
   Management fee                          0.19%      0.08%     0.11%
   Total annual fund operating expenses    0.23%      0.23%     0.23%

Subject to the cap on total annual operating expenses, the manager may change or eliminate these management fee waivers at any time. The manager may termi-nate the .80% limit on total annual operating expenses on fourteen days prior notice to shareholders.


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

Example
This example helps you compare the costs of investing in each portfolio with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 . You invest $10,000 in the portfolio for the period shown
 . You redeem all of your shares at the end of the period
 . Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge . Each portfolio's operating expenses remain the same
 . Redemption of your shares at the end of the period

                      Number of years you own your shares

                      1 year 3 years 5 years 10 years
Cash Portfolio         $32    $100    $174     $393
Government Portfolio   $43    $135    $235     $530
Municipal Portfolio    $40    $125    $219     $493


Institutional Cash Management Fund

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

 Management

Manager The portfolios' investment manager is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the portfolios' invest-ments and oversees their operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Management fee For its services, the manager received a fee during each portfo-lio's last fiscal year equal to the amount shown below:

                          Management fee as a percentage of
Portfolio             each portfolio's average daily net assets
Cash Portfolio                          0.19%
Government Portfolio                    0.08%
Municipal Portfolio                     0.11%

Distributor The portfolios have entered into an agreement with CFBDS, Inc. to distribute the portfolios' shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells portfolio shares to the public.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the portfolios. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the portfolios. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The portfolios have been informed by other service providers that they are taking similar measures. Although the portfolios do not expect the Year 2000 issue to adversely affect them, the portfolios cannot guarantee that the efforts of each portfolio, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.


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

 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or   If you do not provide the following information, your order
        dealer   will be rejected:
representative   . Specific portfolio being bought

                 . The class of shares and dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account on the day you place your order. Salomon Smith Barney or your dealer representative may charge an annual account mainte-
                 nance fee.
--------------------------------------------------------------------------------
   Through the   Certain investors who are clients of the selling group are
   portfolios'   eligible to buy shares directly from a portfolio.
      transfer
         agent

                 . Call the transfer agent at 1-800-282-3505 for more informa-
                   tion on establishing an account or purchasing additional shares.
                 . Enclose a check to pay for the shares or arrange for
                   the wiring of federal funds to the transfer agent by call-ing 1-800-282-3505. For initial purchases, complete and send an account application.
--------------------------------------------------------------------------------
    Investment   The minimum initial investment is $1,000,000; each additional
      minimums   investment must be $50 or more.
--------------------------------------------------------------------------------
 Effectiveness
   of purchase   When purchase orders are paid for in federal funds, or are
        orders   placed by an investor with a sufficient balance in the
                 investor's brokerage account with Salomon Smith Barney or the dealer representative, the order becomes effective on the day of receipt if the order is received prior to 12 noon (Eastern time) which is the close of business for the Municipal Port-folio and 2:00 pm (Eastern time) which is the close of busi-ness with respect to the Cash and Government Portfolios on any day on

Institutional Cash Management Fund

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


                 which a portfolio calculates its net asset value. Purchase orders received after the close of business or with respect to which federal funds are not available, or when the orders for the purchase of shares are paid for in other than federal funds, will not be accepted and a new purchase order will need to be submitted the next day a portfolio calculates its net asset value.

 Exchanging shares

                 You should contact your Salomon Smith Barney Financial Con-sultant or dealer representative to exchange into another portfolio. An exchange is a taxable transaction.

                 . To qualify for the exchange privilege, you must exchange shares with a current value of at least $1,000
                 . If you hold share certificates, the transfer agent must
                   receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-282-3505 between 9:00 a.m. and 2:00 p.m. Eastern time
                 (between 9 a.m. and 12 noon for Municipal Portfolio).

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on page 13.


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

 Redeeming shares

     Generally
                 Redemption requests received in proper form prior to 2 p.m. Eastern time (12 noon for Municipal Portfolio) are priced at the net asset value next determined. Redemption requests received after 2 p.m. Eastern time (12 noon for Municipal Portfolio) will not be accepted and a new redemption request should be submitted on the next day that the portfolio calcu-lates its net asset value. If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

          In a   You may redeem shares by contacting your Salomon Smith Barney
     Brokerage   Financial Consultant or dealer representative. If you have a
  Account        Salomon Smith Barney brokerage account, your redemption pro-
                 ceeds will be placed in your account in the form of federal funds on the same day that the redemption order was accepted and not reinvested without your specific instruction. You may have the proceeds sent in the form of federal funds wired on the same day to a bank account previously designated on your application form. If you change the bank account designated to receive the proceeds you must submit in proper form a new account application with a signature guarantee. Alternative-ly, your redemption proceeds can be sent by check to your address of record normally within one, but in no event more than three, business days after your request is received in proper form.

--------------------------------------------------------------------------------
  By telephone
                 If you have an account application on file with the transfer agent with the telephone privilege section properly completed you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-282-3505 between 9:00 a.m. and 2:00 p.m. Eastern time (between 9 a.m. and 12 noon for Municipal Portfolio). If, however, you are unable to contact the transfer agent by tel-ephone you may contact your Salomon Smith Barney Financial Consultant to effect such redemption.

Institutional Cash Management Fund

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


--------------------------------------------------------------------------------
    By mail For accounts held directly at the portfolios, send written requests to the transfer agent at the following address:
                      Smith Barney Institutional Cash Management Fund, Inc. (Specify portfolio)
                      c/o First Data Investor Services Group, Inc.
                      P.O. Box 9699
                      Providence, RI 02940-9699

                 Your written request must provide the following:

                 . Your account number
                 . The class of shares and dollar amount or number of shares to be redeemed
                 . Signatures of each owner exactly as the account is
                   registered


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


 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 . Name of the portfolio
 . Account number
 . The class of shares and dollar amount or number of shares being bought, exchanged or redeemed
 . Signature of each owner exactly as the account is registered

A request to purchase shares becomes effective only when Salomon Smith Barney, a selling group member or the transfer agent receives, or converts the purchase amount into, federal funds.

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 . Are sending signed share certificates or stock powers to the transfer agent . Instruct the transfer agent to mail the check to an address different from the one on your account
 . Changed your account registration
 . Want the check paid to someone other than the account owner(s)
 . Are transferring the redemption proceeds to an account with a different reg-istration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Each portfolio has the right to:

 . Suspend the offering of shares
 . Waive or change minimum and additional investment amounts

Institutional Cash Management Fund

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

 . Reject any purchase or exchange order
 . Change, revoke or suspend the exchange privilege
 . Suspend telephone transactions
 . Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $100,000 because of a redemption of portfolio shares, a portfolio may ask you to bring your account up to $100,000. If your account is still below $100,000 after 60 days, the portfolio may close your account and send you the redemption proceeds.

Share certificates The portfolios do not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates, it will take longer to exchange or redeem shares.


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

 Distributions, dividends and taxes

Dividends Each portfolio intends to declare a dividend of substantially all of its net investment income on each day the New York Stock Exchange is open. Income dividends are paid monthly. Each portfolio generally makes capital gain distributions, if any, once a year, typically in December. Each portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax. Each portfolio expects distributions to be primarily from income. Dividends and capital gain distributions are reinvested in additional portfolio shares of the same class you hold. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representa-tive or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, receiving distributions (whether in cash or additional shares) is a taxable event.

Transaction                            Federal tax status
Redemption or exchange of shares       Usually no gain or loss

Long-term capital gain distributions   Long-term capital gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income (except for
                                       Municipal Portfolio's
                                       distributions
                                       of tax-exempt interest,
                                       which are excludable from
                                       gross income
                                       for Federal income tax
                                       purposes)

Each portfolio anticipates that it will normally not earn or distribute any long-term capital gains.

After the end of each year, each portfolio will provide you with information about the distributions and dividends you received during the previous year. If you do not provide the portfolios with your correct taxpayer identification number and any required certifications, you may be subject to back-up withhold-ing of 31% of your distributions and dividends (other than tax-exempt divi-dends). Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the portfolios.


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


 Share price

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Each portfolio's net asset value is the value of its assets minus its liabilities. Municipal Portfolio calcu-lates its net asset value at noon, Eastern time, every day the New York Stock Exchange is open. Cash Portfolio and Government Portfolio each calculate their respective net asset values at 2 p.m., Eastern time, every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the Statement of Additional Information.

Each portfolio uses the amortized cost method to value portfolio securities. Using this method, a portfolio constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the portfolio.



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


 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of Class A shares of each portfolio for the past 5 years (or since incep-tion if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a portfolio share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the portfolios' finan-cial statements, is included in the annual report (available upon request).

Cash Portfolio

 For a Class A share of capital stock outstanding throughout each year ended May 31:

                                          1999       1998       1997  1996(/1/)
---------------------------------------------------------------------------------
Net Asset Value, Beginning of Year       $1.00      $1.00      $1.00     $1.00
---------------------------------------------------------------------------------
 Net investment income(/2/)              0.051      0.055      0.052     0.053
 Distributions from net investment
 income                                 (0.051)    (0.055)    (0.052)   (0.053)
 Distributions from net realized
 gains                                  (0.000)*   (0.000)*       --        --
---------------------------------------------------------------------------------
Net Asset Value, End of Year             $1.00      $1.00      $1.00     $1.00
---------------------------------------------------------------------------------
Total Return                              5.23%      5.58%      5.35%     5.44%++
---------------------------------------------------------------------------------
Net Assets, End of Year (000s)      $1,056,505   $848,383   $216,055  $277,572
---------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses(/2/)(/3/)                       0.23%      0.23%      0.23%     0.15%+
 Net investment income                    5.07       5.43       5.23      5.43+
---------------------------------------------------------------------------------

(/1/) For the period from June 16, 1995 (inception date) to May 31, 1996. (/2/) The manager has waived a portion of its fees for the portfolio for the years ended May 31, 1999, 1998, 1997 and for the period ended May 31, 1996. If the manager had not agreed to the fee waiver, the per share effect on net investment income and the ratio of expenses to average net assets for the Class A shares would have been:

                    Per Share
                 Decrease to Net          Expense Ratio
                Investment Income      Without Fee Waiver
             1999   1998   1997   1996 1999  1998  1997  1996
---------------------------------------------------------------
  Class A  $0.001 $0.001 $0.001 $0.001 0.31% 0.35% 0.36% 0.39%+
---------------------------------------------------------------

(/3/) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
* Amount represents less than $0.001.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

Institutional Cash Management Fund

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


Government Portfolio

 For a Class A share of capital stock outstanding throughout each year ended May 31:

                                         1999     1998      1997   1996(/1/)
------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year     $1.00    $1.00     $1.00      $1.00
------------------------------------------------------------------------------
 Net investment income(/2/)             0.049    0.053     0.052      0.052
 Distributions from net investment
 income                                (0.049)  (0.053)   (0.052)    (0.052)
 Distributions from net realized
 gains                                     --       --    (0.000)*   (0.000)*
------------------------------------------------------------------------------
 Net Asset Value, End of Year           $1.00    $1.00     $1.00      $1.00
------------------------------------------------------------------------------
 Total Return                            5.05%    5.46%     5.29%      5.36%++
------------------------------------------------------------------------------
 Net Assets, End of Year (000s)      $146,103  $88,484  $151,840    $57,698
------------------------------------------------------------------------------
 Ratios to Average Net Assets:
 Expenses(/2/)(/3/)                      0.23%    0.23%     0.21%      0.16%+
 Net investment income                   4.86     5.33      5.18       5.28+
------------------------------------------------------------------------------

(/1/) For the period from June 16, 1995 (commencement of operations) to May 31,
      1996.
(/2/) The manager has waived a portion of its fees for the portfolio for the years ended May 31, 1999, 1998, 1997 and the period ended May 31, 1996. If the manager had not agreed to the fee waiver, the per share effect on net investment income and the ratio of expenses to average net assets would have been:

             Per Share
          Decrease to Net                        Expense Ratio
         Investment Income                     Without Fee Waiver
    1999     1998     1997     1996          1999    1998    1997    1996
---------------------------------------------------------------------------
   $0.002   $0.002   $0.001   $0.002         0.42%   0.39%   0.43%   0.55%+
---------------------------------------------------------------------------

(/3/) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the portfolio will not exceed 0.23%.
* Amount represents less than $0.001.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

                                                       Smith Barney Mutual Funds

Municipal Portfolio

 For a Class A share of capital stock outstanding throughout each year ended May 31:

                                         1999     1998      1997  1996(/1/)
-----------------------------------------------------------------------------
 Net Asset Value, Beginning of Year     $1.00    $1.00     $1.00     $1.00
-----------------------------------------------------------------------------
 Net investment income(/2/)             0.031    0.035     0.034     0.035
 Distributions from net investment
 income                                (0.031)  (0.035)   (0.034)   (0.035)
 Distributions from net realized
 gains                                     --   (0.000)*      --        --
-----------------------------------------------------------------------------
 Net Asset Value, End of Year           $1.00    $1.00     $1.00     $1.00
-----------------------------------------------------------------------------
 Total Return                            3.18%    3.56%     3.40%     3.55%++
-----------------------------------------------------------------------------
 Net Assets, End of Year (000s)      $311,543  $85,671   $23,666   $59,308
-----------------------------------------------------------------------------
 Ratios to Average Net Assets:
 Expenses(/2/)(/3/)                      0.23%    0.23%     0.21%     0.15%+
 Net investment income                   3.09     3.50      3.34      3.46+
-----------------------------------------------------------------------------

(/1/) For the period from June 16, 1995 (commencement of operations) to May 31,
      1996.
(/2/) The manager has waived all or a part of its fees for the portfolio for the years ended May 31, 1999, 1998, 1997 and the period ended May 31, 1996. In addition, the manager agreed to reimburse the portfolio for $63,835 in expenses for the period ended May 31, 1996. If the manager had not agreed to the fee waiver and the expense reimbursement, the per share effect on net investment income and the ratio of expenses to average net assets would have been:

                    Per Share             Expense Ratio
                 Decrease to Net       Without Fee Waiver
                Investment Income       and Reimbursement
             1999   1998   1997   1996 1999  1998  1997  1996
---------------------------------------------------------------
  Class A  $0.002 $0.001 $0.004 $0.003 0.39% 0.41% 0.41% 0.69%+
---------------------------------------------------------------

(/3/) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
* Amount represents less than $0.001.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

Institutional Cash Management Fund

                                                              SalomonSmithBarney
                                                              ------------------
                                                    A member of citigroup [LOGO]
Institutional Cash Management Fund

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about each portfolio's investments. These reports discuss the market conditions and investment strategies that affected the portfolios' performance.

The portfolios send only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the portfolios and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the portfolios or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the portfolios at 1-800-282-3505, or by writing to the portfolios at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy the portfolios' shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commis-sion's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public ref-erence room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the portfolios that is not in this prospec-tus, you should not rely upon that information. Neither the portfolios nor the distributor is offering to sell shares of the portfolios to any person to whom the portfolios may not lawfully sell their shares.

SM Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file
no. 811-9012)
[FD0958 9/99]

        [LOGO] Smith Barney
               Mutual Funds



        P R O S P E C T U S


        Institutional
        Cash
        Management
        Fund

        Cash Portfolio
        Government Portfolio
        Municipal Portfolio
        Class B Shares
        ----------------------------------------
        September 28, 1999


        The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Institutional Cash Management Fund

                   Contents


Investments, risks and performance..........................................   2

Management..................................................................   7

Buying shares...............................................................   8

Exchanging shares...........................................................   9

Redeeming shares............................................................  10

Other things to know about share transactions...............................  12

Distributions, dividends and taxes..........................................  14

Share price.................................................................  15

Financial Highlights........................................................  16

You should know: An investment in a portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that each portfolio will be able to maintain a stable net asset value of $1.00 per share.

                                                       Smith Barney Mutual Funds

 Investment, risks and performance

Investment objectives
Cash Portfolio and Government Portfolio each seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidi-ty. Municipal Portfolio seeks maximum current income that is exempt from fed-eral income taxes to the extent consistent with preservation of capital and the maintenance of liquidity.

Principal investment strategies

Key investments
Government Portfolio This portfolio invests exclusively in short-term U.S. gov-ernment obligations, including securities issued or guaranteed by the U.S. Gov-ernment, its agencies and instrumentalities and U.S. Treasury securities and related repurchase agreements.

Cash Portfolio This portfolio invests in high quality, U.S. dollar denominated short-term debt securities, primarily commercial paper and obligations of financial institutions such as certificates of deposit, bankers acceptances, time deposits of U.S. banks with total assets greater than $1 billion (or the equivalent in other currencies in the case of foreign banks). Either the prin-cipal amount of each obligation is fully insured by the FDIC or the issuing bank has more than $100 million of working capital or more than $1 billion of total assets. These also may include obligations issued by the U.S. government, its agencies or instrumentalities, U.S. states and municipalities and U.S. and foreign corporate issuers. The portfolio will invest at least 25% of its assets in obligations of domestic and foreign banks.

Cash Portfolio also may invest in money market securities including asset-backed securities, repurchase agreements and other short term debt securities. These securities may pay interest at fixed, floating or adjustable rates. The portfolio limits foreign investments to U.S. dollar denominated securities of issuers located in major industrialized countries.

Municipal Portfolio This portfolio invests primarily in high quality, short-term investment grade municipal securities whose interest is exempt from Fed-eral income tax. These include securities issued by any of the 50 states and their political subdivisions, agencies and public authorities (together with certain other governmental issuers such as Puerto Rico, the Virgin Islands and
Guam). As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to taxation. The municipal securities in which the fund invests include general obligation bonds, revenue bonds and notes, and municipal leases. These securities

Institutional Cash Management Fund
may pay interest at fixed, variable or floating rates. The Municipal Portfolio can invest up to 20% of its assets in securities whose interest is federally taxable.

Minimum credit quality The portfolios invest only in high quality securities, which are those rated by a nationally recognized statistical rating organiza-tion in one of its two highest short-term rating categories or, if unrated, of equivalent quality.

Maximum maturity Each portfolio invests exclusively in securities having remaining maturities of 397 days or less. Each portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less.

Structured securities Structured securities are a type of derivative instru-ment. Municipal Portfolio may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities. These securities represent participation interests in a spe-cial purpose trust or partnership holding one or more municipal bonds and/or municipal bond interest rate swaps. A typical swap enables the trust or part-nership to exchange a municipal bond fixed interest rate for a floating or variable, short-term municipal interest rate.

Selection process
In selecting investments for the portfolios, the manager looks for:

 . The best relative values based on an analysis of yield, price, interest rate sensitivity and credit quality
 . Issuers offering minimal credit risk
 . Maturities consistent with the manager's outlook for interest rates

Principal risks of investing in the portfolios

All investments involve some degree of risk. However, each portfolio is a "money market fund" and, as such, seeks income by investing in short-term debt securities that meet strict standards established by the portfolios' Board of Directors based on special rules for money market funds adopted under federal law.

Although each portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a portfolio, or the portfolios could underperform other short-term debt instruments or money market funds if:

 . Interest rates rise sharply.

                                                       Smith Barney Mutual Funds

 . An issuer or guarantor of the portfolios' securities defaults, or the security's credit rating is downgraded.
 . The manager's judgment about the value or credit quality of a particular security proves to be incorrect.

Cash Portfolio invests at least 25% of its assets in obligations of domestic and foreign banks and, as a result, is more susceptible to events affecting the banking industry. The value of Cash Portfolio's foreign securities may decline because of unfavorable government actions or political instability.

Some of Municipal Portfolio's income distributions may be, and distributions of the portfolio's gains will be, subject to federal taxation. The portfolio may realize taxable gains on the sale of its securities. Some of the portfolio's income distributions may be subject to the federal alternative minimum tax. In addition, distributions of Municipal Portfolio's income and gains generally will be subject to state income taxation.

Structured securities, unlike some derivatives, are not designed to leverage the portfolio or increase its exposure to interest rate risk. Investments in structured securities raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. These issues could be resolved in a manner that could hurt the performance of the portfolios.

Who may want to invest
Cash Portfolio and Government and Municipal Portfolio may be an appropriate investment if you:

 . Are seeking current income
 . Are looking for an investment with lower risk than most other types of port-folios

In addition to the above, Municipal Portfolio may be an appropriate investment if you:

 . Are a taxpayer in a high federal tax bracket seeking current income exempt from federal taxation
 . Are willing to accept the risks of municipal securities

No performance information is presented for Class B shares of Government Port-folio and Municipal Portfolio since there were no Class B shares outstanding for the years ended May 31, 1998 and 1999. No performance is presented for Class B shares of Cash Portfolio since there were no Class B shares for a full calendar year since inception.

Institutional Cash Management Fund

Fee table

This table sets forth the fees and expenses you will pay if you invest in the portfolios' shares. Since no Class B shares of the portfolios were outstanding for the fiscal year ended May 31, 1999, management fees and other expenses are estimated for the fiscal year ending May 31, 2000.

                                Shareholder fees

                                                 Cash      Government Municipal
(fees paid directly from your investment)        Portfolio Portfolio  Portfolio
Maximum sales charge (load) imposed on
purchases (as a % of offering price)               None       None      None
Maximum deferred sales charge (load) (as a % of
the lower of net asset value at purchase or
redemption)                                        None       None      None

                      Annual portfolio operating expenses

                                              Cash      Government Municipal
(expenses deducted from fund assets)          Portfolio Portfolio  Portfolio
Management fee/1/                               0.27%     0.27%      0.27%
Distribution and service (12b-1) fees           0.25%     0.25%      0.25%
Other expenses                                  0.04%     0.15%      0.12%
                                                -----     -----      -----
Total annual portfolio operating expenses/1/    0.56%     0.67%      0.64%

/1/The manager has voluntarily agreed to limit total annual operating expenses, exclusive of certain other expenses, to .80% of each portfolio's average daily net assets. Because the manager waived a portion of the management fees, esti-mated expenses for the fiscal year ending May 31, 2000 are:

                                           Cash      Government Municipal
                                           Portfolio Portfolio  Portfolio
Management fee                               0.19%      0.08%     0.11%
Total annual portfolio operating expenses    0.48%      0.48%     0.48%

Subject to the cap on total annual operating expenses, the manager may change or eliminate these management fee waivers at any time. The manager may termi-nate the .80% limit on total annual operating expenses on fourteen days prior notice to shareholders.

                                                       Smith Barney Mutual Funds

Example
This example helps you compare the costs of investing in each portfolio with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 . You invest $10,000 in the portfolios for the period shown
 . You redeem all of your shares at the end of the period
 . Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge
 . Each portfolio's operating expenses remain the same
 . Redemption of your shares at the end of the period

                      Number of years you own your shares

                      1 year 3 years 5 years 10 years
Cash Portfolio         $57    $179    $313     $737
Government Portfolio   $68    $214    $373     $836
Municipal Portfolio    $65    $205    $357     $810

Institutional Cash Management Fund

 Management

Manager The portfolios' investment manager is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the portfolios' invest-ments and oversees their operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Distributor The portfolios have entered into an agreement with CFBDS, Inc. to distribute the portfolios' shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells portfolio shares to the public.

Distribution plans Each portfolio has adopted a Rule 12b-1 distribution plan for its Class B shares. Under each plan, the portfolio pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the portfolios. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the portfolios. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The portfolios have been informed by other service providers that they are taking similar measures. Although the portfolios do not expect the Year 2000 issue to adversely affect them, the portfolios cannot guarantee that the efforts of each portfolio, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.

                                                       Smith Barney Mutual Funds

 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or
        dealer
representative

                 If you do not provide the following information, your order will be rejected
                 . Specific portfolio being bought

                 . The class of shares and dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account on the day you place your order. Salomon Smith Barney or your dealer representative may charge an annual account mainte-
                 nance fee.
--------------------------------------------------------------------------------
   Through the
        funds'   Certain investors who are clients of the selling group are
      transfer   eligible to buy shares directly from a portfolio.
         agent

                 . Call the transfer agent at 1-800-282-3505 for more informa-
                   tion on establishing an account or purchasing additional shares.

                 . Enclose a check to pay for the shares, or arrange for the wiring of federal funds to the transfer agent by calling 1-800-282-3505. For initial purchases, complete and send an account application.
--------------------------------------------------------------------------------
    Investment   The minimum initial investment is $1,000,000; each additional
      minimums   investment must be $50 or more.
--------------------------------------------------------------------------------
 Effectiveness
   of purchase   When purchase orders are paid for in federal funds, or are
        orders   placed by an investor with a sufficient balance in the
                 investor's brokerage account with Salomon Smith Barney or the dealer representative, the order becomes effective on the day of receipt if the order is received prior to 12 noon (Eastern time) which is the close of business for the Municipal Port-folio and 2:00 pm (Eastern time) which is the close of busi-ness with respect to the Cash and Government Portfolios on any day on which a portfolio calculates its net asset value.
                 Purchase orders received after the close of business or with respect to which federal funds are not available, or when the orders for the purchase of shares are paid for

Institutional Cash Management Fund
                 in other than federal funds, will not be accepted and a new purchase order will need to be submitted the next day a port-folio calculates its net asset value.

 Exchanging shares

                 You should contact your Salomon Smith Barney Financial Con-sultant or dealer representative to exchange into another portfolio. An exchange is a taxable transaction.

                 . To qualify for the exchange privilege, you must exchange shares with a current value of at least $1,000
                 . If you hold share certificates, the transfer agent must
                   receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

--------------------------------------------------------------------------------

   By telephone   If you do not have a brokerage account, you may be
                  eligible to exchange shares through the transfer agent.
                  You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open.
                  Call the transfer agent at 1-800-282-3505 between 9:00
                  a.m. and 2:00 p.m. Eastern time (between 9 a.m. and 12 noon for Municipal Portfolio).

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
    By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on page 11.


                                                       Smith Barney Mutual Funds

 Redeeming shares

     Generally
                 Redemption requests received in proper form prior to 2 p.m. Eastern time (12 noon for Municipal Portfolio) are priced at the net asset value next determined. Redemption requests received after 2 p.m. Eastern time (12 noon for Municipal Portfolio) will not be accepted and a new redemption request should be submitted on the next day that the portfolio calcu-lates its net asset value. If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

          In a   You may redeem shares by contacting your Salomon Smith Barney
     Brokerage   Financial Consultant or dealer representative. If you have a
  Account        Salomon Smith Barney brokerage account, your redemption pro-
                 ceeds will be placed in your account in the form of federal funds on the same day that the redemption order was accepted and not reinvested without your specific instruction. You may have the proceeds sent in the form of federal funds wired on the same day to a bank account previously designated on your application form. If you change the bank account designated to receive the proceeds you must submit in proper form a new account application with a signature guarantee. Alternative-ly, your redemption proceeds can be sent by check to your address of record normally within one, but in no event more than three, business days after your request is received in proper form.


Institutional Cash Management Fund

--------------------------------------------------------------------------------

   By telephone   If you have an account application on file with the
                  transfer agent with the telephone privilege section properly completed you may request redemptions by telephone on any day the New York Stock Exchange is open.
                  Call the transfer agent at 1-800-282-3505 between 9:00
                  a.m. and 2:00 p.m. Eastern time (between 9 a.m. and 12 noon for Municipal Portfolio). If, however, you are unable to contact the transfer agent by telephone you may contact your Salomon Smith Barney Financial Consultant to effect such redemption.

--------------------------------------------------------------------------------
    By mail For accounts held directly at the portfolios, send written requests to the transfer agent at the following address:
                      Smith Barney Institutional Cash Management Fund, Inc. (Specify portfolio)
                      c/o First Data Investor Services Group, Inc.
                      P.O. Box 9699
                      Providence, RI 02940-9699

                 Your written request must provide the following:

                 . Your account number
                 . The class of shares and dollar amount or number of shares to be redeemed
                 . Signatures of each owner exactly as the account is
                   registered


                                                       Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 . Name of the portfolio
 . Account number
 . The class of shares and dollar amount or number of shares being bought, exchanged or redeemed
 . Signature of each owner exactly as the account is registered

A request to purchase shares becomes effective only when Salomon Smith Barney, a selling group member or the transfer agent receives, or converts the purchase amount into, federal funds.

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 . Are sending signed share certificates or stock powers to the transfer agent . Instruct the transfer agent to mail the check to an address different from the one on your account
 . Changed your account registration
 . Want the check paid to someone other than the account owner(s)
 . Are transferring the redemption proceeds to an account with a different reg-istration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Each portfolio has the right to:

 . Suspend the offering of shares
 . Waive or change minimum and additional investment amounts

Institutional Cash Management Fund

 . Reject any purchase or exchange order
 . Change, revoke or suspend the exchange privilege
 . Suspend telephone transactions
 . Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $100,000 because of a redemption of portfolio shares, a portfolio may ask you to bring your account up to $100,000. If your account is still below $100,000 after 60 days, the portfolio may close your account and send you the redemption proceeds.

Share certificates The portfolios do not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates, it will take longer to exchange or redeem shares.

                                                       Smith Barney Mutual Funds

 Distributions, dividends and taxes

Dividends Each portfolio intends to declare a dividend of substantially all of its net investment income on each day the New York Stock Exchange is open. Income dividends are paid monthly. Each portfolio generally makes capital gain distributions, if any, once a year, typically in December. Each portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax. Each portfolio expects distributions to be primarily from income. Dividends and capital gain distributions are reinvested in additional portfolio shares. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, receiving distributions (whether in cash or additional shares) is a taxable event.

Transaction                            Federal tax status
Redemption or exchange of shares       Usually no gain or loss

Long-term capital gain distributions   Long-term capital gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income (except for
                                       Municipal Portfolio's distributions
                                       of tax-exempt interest,
                                       which are excludable
                                       from gross income
                                       for Federal income tax purposes)

Each portfolio anticipates that it will normally not earn or distribute any long-term capital gains.

After the end of each year, each portfolio will provide you with information about the distributions and dividends you received during the previous year. If you do not provide the portfolios with your correct taxpayer identification number and any required certifications, you may be subject to back-up withhold-ing of 31% of your distributions and dividends (other than tax-exempt divi-dends). Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the portfolios.


Institutional Cash Management Fund

 Share price

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Each portfolio's net asset value is the value of its assets minus its liabilities. Municipal Portfolio calcu-lates its net asset value at noon, Eastern time, every day the New York Stock Exchange is open. Cash Portfolio and Government Portfolio each calculate their respective net asset values at 2 p.m., Eastern time, every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the Statement of Additional Information.

Each portfolio uses the amortized cost method to value portfolio securities. Using this method, a portfolio constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the portfolio.


                                                       Smith Barney Mutual Funds

 Financial highlights

The financial highlights table is intended to help you understand the perfor-mance of Class B shares of Cash portfolio for the past 5 years (or since incep-tion if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a portfolio share assuming reinvestment of all dividends and distributions. The information in the following table was audited by KPMG LLP, independent accountants, whose report, along with the Cash Portfolio's financial statement, is included in the 1998 annual report.

No financial information is presented for Class B shares of Government Portfo-lio and Municipal Portfolio since there were no Class B shares outstanding.

Cash Portfolio

 For a Class B share* of capital stock outstanding throughout each year ended May 31:

                                      1998(/1/)
-------------------------------------------------
 Net asset value, beginning of year    $ 1.00
-------------------------------------------------
 Income (loss) from operations:
 Net investment income (loss)(/2/)       0.31
-------------------------------------------------
 Total income (loss) from operations     0.31
-------------------------------------------------
 Less distributions from:
 Net investment income                  (0.31)
 Total distributions                    (0.31)
-------------------------------------------------
 Net asset value, end of year          $ 1.00
-------------------------------------------------
 Total return                            3.13%(4)
-------------------------------------------------
 Net assets, end of year (000)'s       $2,400
-------------------------------------------------
 Ratios to average net assets:
 Expenses(/2/)(/3/)                      0.47%(5)
 Net investment income (loss)            5.21
-------------------------------------------------

Institutional Cash Management Fund

(/1/) For the period from October 28, 1997 (commencement of operations) to May
      31, 1998.
(/2/) The manager has waived a portion of its fees for the fiscal year ended
      May 31, 1999 and for the period ending May 31, 1998. If the manager had not agreed to the fee waiver, the per share decrease in net investment income and ratio of expenses to average net assets would have been:

                            Per Share Decrease                        Expense Ratio
                         In Net Investment Income                   Without Fee Waiver
                                1998(/1/)                               1998(/1/)
--------------------------------------------------------------------------------------
Cash Portfolio                    $0.000(/6/)                              0.48%
--------------------------------------------------------------------------------------

(/3/) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.48%.
(/4/) Not annualized.
(/5/) Annualized.
(/6/) Amount represents less than $0.01.

* There were no Class B shares outstanding for years prior or subsequent to the year ended May 31, 1998.


                                                       Smith Barney Mutual Funds

                                                              SalomonSmithBarney
                                                              ------------------
                                                    A member of citigroup [LOGO]

Institutional Cash
Management Fund

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about each portfolio's investments. These reports discuss the market conditions and investment strategies that affected the portfolios' performance.

The portfolios send only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the portfolios and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the portfolios or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the portfolios at 1-800-282-3505, or by writing to the portfolios at Smith Bar-ney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy the portfolios' shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commis-sion's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public ref-erence room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the portfolios that is not in this prospec-tus, you should not rely upon that information. Neither the portfolios nor the distributor is offering to sell shares of the portfolios to any person to whom the portfolios may not lawfully sell their shares.

SM Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file
no. 811-09012)
FD0959 9/99